Share Based Compensation - Additional Information (Detail) $ in Millions				12 Months Ended
	Mar. 31, 2023 yr	May 17, 2022 yr $ / shares	Oct. 19, 2021 shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 $ / shares
Statement [Line Items]
Expense from share-based payment transactions				$ 5.2	$ 3.9
Deferred Share Units [Member]
Statement [Line Items]
Contributed Surplus Deficit Reserve for share-based payment compensation expense				$ 2.2	$ 1.7
Number of other equity instruments granted in share-based payment arrangement | shares				187,549	156,629
Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	457,935	141,203		457,935	141,203
Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr	404,211	556,348
Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions				$ 2.2
Financial Year 2023 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr		141,203
Financial Year 2023 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | yr		556,348
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares		$ 9.4
Financial Year 2024 Plan [Member]
Statement [Line Items]
Contributed Surplus Deficit Reserve for share-based payment compensation expense					$ 2.2
Financial Year 2024 Plan [Member] | Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares					457,935
Financial Year 2024 Plan [Member] | Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares					404,211
Financial Year 2024 Plan [Member] | Restricted Share Units And Performance Share Units [Member]
Statement [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares						$ 7.62
Financial Year 2024 Plan [Member] | Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions					$ 3.0
Longterm Incentive Plan [Member]
Statement [Line Items]
Maximum number of common shares that may be awarded under Omnibus Plan | shares			8,800,000